Stockholders' Deficit - Additional Information (Detail) - USD ($)					1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	May 19, 2023	Jul. 01, 2021	May 25, 2021	Jan. 29, 2021	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021
Stockholders Equity [Line Items]
Preferred stock shares authorized						1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued						0		0	0	0
Preferred stock shares outstanding						0		0	0	0
Stock issued during period, value, issued for services								$ 25,000
Percentage of common stock shareholding						20.00%			20.00%
LGM ENTERPRISES, LLC [Member]
Stockholders Equity [Line Items]
Net income (loss) attributable to non controlling interest						$ (6,762,000)	$ (6,632,000)		$ (10,200,000)	$ (5,844,000)	$ (3,715,000)
LGM ENTERPRISES, LLC [Member] | Entities 10-21 [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners											48.00%
Minority interest ownership percentage by parent											52.00%
LGM ENTERPRISES, LLC [Member] | Entities 10-21 [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners								48.00%		48.00%
LGM ENTERPRISES, LLC [Member] | Entities 10-21 [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners								0.00%		0.00%
LGM ENTERPRISES, LLC [Member] | Entities 8-9 [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners								42.00%	42.00%	42.00%	42.00%
Minority interest ownership percentage by parent								58.00%	58.00%	58.00%	58.00%
LGM ENTERPRISES, LLC [Member] | Entities 8-9 [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by parent											100.00%
LGM ENTERPRISES, LLC [Member] | Entities 8-9 [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners											43.00%
LGM ENTERPRISES, LLC [Member] | Entities 1-4 [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners								1.00%	1.00%	1.00%	1.00%
Minority interest ownership percentage by parent								99.00%	99.00%	99.00%	99.00%
LGM ENTERPRISES, LLC [Member] | Entities 1-4 [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by parent											100.00%
LGM ENTERPRISES, LLC [Member] | Entities 1-4 [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Minority interest ownership percentage by non controlling owners											1.00%
Conversion of Class B to Class A [Member]
Stockholders Equity [Line Items]
Common stock conversion of stock, description						one-for-one
Founder Shares [Member]
Stockholders Equity [Line Items]
Underwriters over-allotment		843,750
Sponsor [Member]
Stockholders Equity [Line Items]
Number of Shares Available for Grant								200,000	200,000	200,000		200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased								$ 3.57		$ 3.57
Common Class A [Member]
Stockholders Equity [Line Items]
Common stock shares authorized						100,000,000		100,000,000	100,000,000	100,000,000
Common stock par or stated value per share						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued						5,624,000		0	0	0
Common stock shares outstanding						5,624,000		0	0	0
Common stock shares subject to possible redemption						4,231,829		22,500,000	22,500,000	22,500,000
Common Stock, Conversion Basis						one-for-one			one-for-one
Common Class A [Member] | Sponsor [Member]
Stockholders Equity [Line Items]
Conversion of Stock, Shares Converted	5,625,000
Common Class B [Member]
Stockholders Equity [Line Items]
Common stock shares authorized						10,000,000		10,000,000	10,000,000	10,000,000
Common stock par or stated value per share						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued						1,000		5,625,000	5,625,000	5,625,000
Common stock shares outstanding			6,468,750			1,000		5,625,000	5,625,000	5,625,000
Common stock dividends, shares					1,437,500
Common stock shares surrendered			718,750
Common Class B [Member] | Founder Shares [Member]
Stockholders Equity [Line Items]
Common stock shares outstanding					7,187,500
Common stock shares subject to forfeiture			843,750
Common Class B [Member] | Sponsor [Member]
Stockholders Equity [Line Items]
Conversion of Stock, Shares Converted	5,624,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Stockholders Equity [Line Items]
Stock issued during period, value, issued for services				$ 25,000
Stock issued during period shares				5,750,000